STOCK-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended		98 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Outstanding - Number of Shares Issuable Upon Exercise of Outstanding Options, Beginning Balance	4,827,638	769,189	0
Canceled - Number of Shares Issuable Upon Exercise of Outstanding Options		(769,189)	(222,547)
Options acquired in connection with a business combination - Number of Shares Issuable Upon Exercise of Outstanding Options		49,159
Granted - Number of Shares Issuable Upon Exercise of Outstanding Options	1,956,650	5,226,500	1,013,583
Canceled - Number of Shares Issuable Upon Exercise of Outstanding Option	(1,666)	(9,992)
Forfeited - Number of Shares Issuable Upon Exercise of Outstanding Options	(343,434)	(438,029)	(21,847)
Outstanding - Number of Shares Issuable Upon Exercise of Outstanding Options, Ending Balance	6,439,188	4,827,638	769,189
Vested - Number of Shares Issuable Upon Exercise of Outstanding Options	2,352,974
Unvested - Number of Shares Issuable Upon Exercise of Outstanding Options	4,086,214
Exercisable - Number of Shares Issuable Upon Exercise of Outstanding Options	2,352,974
Outstanding - Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 1.82	$ 2.69
Canceled - Weighted Average Exercise Price (in dollars per share)		$ 2.69	$ 2.63
Options acquired in connection with a business combination - Weighted Average Exercise Price (in dollars per share)		$ 100.52
Granted - Weighted Average Exercise Price (in dollars per share)	$ 0.75	$ 1.16	$ 2.36
Canceled - Weighted Average Exercise Prices (in dollars per share)	$ 0.45	$ 115.16
Forfeited - Weighted Average Exercise Price (in dollars per share)	$ 1.38	$ 2.44	$ 2.91
Outstanding - Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 1.52	$ 1.82	$ 2.69
Vested - Weighted Average Exercise Price (in dollars per share)	$ 2.63
Unvested - Weighted Average Exercise Price (in dollars per share)	$ 0.88
Exercisable - Weighted Average Exercise Price (in dollars per share)	$ 2.63
Vested - Weighted Average Remaining Contracted Term in Years	8 years 5 months 19 days
Unvested - Weighted Average Remaining Contracted Term in Years	9 years 3 months 4 days
Exercisable - Weighted Average Remaining Contracted Term in Years	8 years 5 months 19 days
Vested - Aggregate Intrinsic Value (in dollars)	$ 161,799
Unvested - Aggregate Intrinsic Value (in dollars)	258,730
Exercisable - Aggregate Intrinsic Value (in dollars)	$ 161,799